Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to Timing of Equity Awards

We have adopted an Equity Award Grant Policy that sets forth the process for us to follow when we grant equity awards to our executive officers and other employees. Our general practice is to not take material nonpublic information into account when determining the timing and terms of an award and to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Generally, equity awards are granted on the following regularly scheduled basis as set forth in the policy:

•
equity awards to newly hired or promoted employees are granted on the first trading day of the month following the later of the date employment begins or promotion occurs or the date on which the grant is approved; and
•
annual equity awards to our employees, including our executive officers, are granted in the first quarter each year and effective on the first trading day of the month following the date on which the grant is approved.

During fiscal year 2025, we did not grant shares or options to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false